SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STATEMENTS OF OPERATIONS
Net revenues	$ 31,976,268	$ 83,926,614	$ 272,145,821
Cost of revenues	(6,035,768)	(13,070,923)	(32,825,888)
Gross profit	25,940,500	70,855,691	239,319,933
Operating expenses:
General and administrative expenses	(4,384,720)	(11,907,809)	(17,815,839)
Research and development expenses	(7,210,687)	(15,523,180)	(34,433,316)
Sales and marketing expenses	(17,674,610)	(44,378,533)	(200,235,468)
Other operating income, net	793,685	2,441,559	4,453,462
Total operating expenses	(28,476,332)	(69,367,963)	(248,031,161)
(Loss) income from operations	(2,535,832)	1,487,728	(8,711,228)
Foreign exchange gains (losses), net	(10,829)	(93,145)	(219,642)
Loss before income taxes and equity in earnings of subsidiaries	(2,575,104)	586,289	(13,760,309)
Net (loss) income	(2,595,941)	515,014	(13,877,363)
Parent company | Reportable legal entities
STATEMENTS OF OPERATIONS
Cost of revenues			(304,356)
Gross profit			(304,356)
Operating expenses:
General and administrative expenses	(1,468,711)	(4,073,068)	(4,516,554)
Research and development expenses	(39,909)	(1,088,077)	(2,762,190)
Sales and marketing expenses		(50,198)	(103,324)
Other operating income, net	136,129	154,682	136,129
Total operating expenses	(1,372,491)	(5,056,661)	(7,245,939)
(Loss) income from operations	(1,372,491)	(5,056,661)	(7,550,295)
Interest expenses, net	(7,490)	(1,337,031)	(5,527,327)
Fair value change of derivatives		553,707	1,108,648
Foreign exchange gains (losses), net	(1)	(4)
Loss before income taxes and equity in earnings of subsidiaries	(1,379,982)	(5,839,989)	(11,968,974)
Net loss before equity in earnings of subsidiaries	(1,379,982)	(5,839,989)	(11,968,974)
Equity in (loss) income of subsidiaries, VIEs and VIEs' subsidiaries	(1,215,959)	6,355,003	(1,908,389)
Net (loss) income	$ (2,595,941)	$ 515,014	$ (13,877,363)